- SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Raw materials	$ 224,940	$ 315,239
Goods in process	93,627	88,490
Finished goods	614,945	528,587
Inventories at FIFO	933,512	932,316
Adjustment to LIFO	(180,676)	(186,638)
Total inventories	752,836	745,678
Property, Plant and Equipment [Abstract]
Land	108,300	103,865
Buildings	1,214,158	1,238,634
Machinery and equipment	2,925,353	3,001,552
Construction in progress	212,912	230,987
Property, plant and equipment, gross	4,460,723	4,575,038
Accumulated depreciation	(2,354,026)	(2,397,790)
Property, plant and equipment, net	2,106,697	2,177,248	$ 2,240,460
Other Assets, Noncurrent [Abstract]
Capitalized software, net	104,881	95,301
Income tax receivable	0	1,449
Other non-current assets	146,998	71,615
Total other assets	251,879	168,365
Accrued Liabilities, Current [Abstract]
Payroll, compensation and benefits	190,863	240,080
Advertising and promotion	305,107	358,573
Other	180,164	152,333
Total accrued liabilities	676,134	750,986
Other Liabilities, Noncurrent [Abstract]
Post-retirement benefits liabilities	215,320	220,270
Pension benefits liabilities	39,410	65,687
Other	184,209	114,204
Total other long-term liabilities	438,939	400,161
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(91,837)	(110,613)
Pension and post-retirement benefit plans, net of tax	(169,526)	(207,169)
Cash flow hedges, net of tax	(52,383)	(58,106)
Total accumulated other comprehensive loss	$ (313,746)	$ (375,888)